Investment Objectives and Goals - Fairlead Tactical Sector ETF	May 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fairlead Tactical Sector ETF (TACK)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Fairlead Tactical Sector ETF (the “Fund”) seeks capital appreciation with limited drawdowns.

A drawdown is the amount of investment value lost during a significant market decline, here related to the equity market, measured from peak to trough. The Fund seeks to limit drawdowns to preserve capital, such that a greater amount can be reinvested once the market has bottomed. Our methodology attempts to proactively identify market declines. When successful, this process should position the Fund into more defensive sectors and assets before market declines become worse, thereby limiting drawdowns.